Organization and Business Description (Details) - Schedule of Principal Subsidiaries	12 Months Ended
Jun. 30, 2024
Snailinsur Group Limited (“U-BX HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 14, 2021
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Beijing Lianghua Technology Co. Limited (“WFOE Beijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 23, 2021
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Youjiayoubao (Beijing) Technology Co., Limited (“U-BX Beijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 27, 2018
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
Rudongyoujia Smart Technology Co., Ltd. (“RDYJ”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
Jiangsu Jingmo Technology Co., Ltd. (“Jiangsu Jingmo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 09, 2020
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
Jiangsu YJYC Technology Co., Ltd. (“Jiangsu YJYC”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 29, 2020
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
Suzhou Lianghua Digital Technology Co., Limited (“WFOE Suzhou”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 28, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Suzhou Youjiayoubao Technology Co., Limited (“U-BX Suzhou”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 02, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services
Zhejiang JZSC Enterprise Management Co., Ltd. (“WFOE Zhejiang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 10, 2023
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment holding
Zhejiang JZSC Technology Co., Ltd. (“JZSC Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 06, 2023
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Provision of services